LEASES - Schedule Of Future Minimum Payments (Details) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
2019	¥ 2,854
2020	2,863
2021	2,777
2022	2,661
2023	2,548
Thereafter	15,669
Total minimum lease payments	¥ 29,372